Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income (Loss) Before Income Taxes

	For the Year Ended December 31,
	2015	2014	2013
	(In millions)
U.S.	$(9,386)	$(4,807)	$(1,166)
Foreign	(2,783)	(2,023)	2,113
Total	$(12,169)	$(6,830)	$947

Total Provision for Income Taxes

	For the Year Ended December 31,
	2015	2014	2013
	(In millions)
Current taxes:
Federal	$363	$(10)	$(29)
State	41	1	—
Foreign	31	1,290	1,702
	435	1,281	1,673
Deferred taxes:
Federal	(1,123)	(671)	(83)
State	(51)	(45)	17
Foreign	(271)	(1,083)	(666)
	(1,445)	(1,799)	(732)
Total	$(1,010)	$(518)	$941

Reconciliation of Tax of Income Before Income Taxes and Total Tax Expense

	For the Year Ended December 31,
	2015	2014	2013
	(In millions)
Income tax expense (benefit) at U.S. statutory rate	$(4,259)	$(2,391)	$331
State income tax, less federal benefit	(7)	(28)	12
Taxes related to foreign operations	(662)	(147)	89
Tax credits	(6)	—	6
Tax on distributed foreign earnings	726	311	225
Foreign tax credit carryforwards	(2,090)	—	—
Deferred tax on undistributed foreign earnings	1,903	560	—
Tax impact of goodwill adjustments	82	161	221
Change in U.K. tax rate	(414)	—	—
Net change in tax contingencies	20	(3)	(10)
Valuation allowances	3,746	1,021	125
All other, net	(49)	(2)	(58)
	$(1,010)	$(518)	$941

Net Deferred Tax Liability

	December 31,
	2015	2014
	(In millions)
Deferred tax assets:
Deferred income	$20	$—
U.S. and state net operating loss carryforwards	329	1,333
Foreign net operating loss carryforwards	1,507	366
Tax credits and other tax incentives	82	42
Foreign tax credit carryforwards	2,090	—
Accrued expenses and liabilities	136	68
Asset retirement obligation	1,037	1,202
Property and equipment	1,529	856
Total deferred tax assets	6,730	3,867
Valuation allowance	(5,434)	(1,564)
Net deferred tax assets	1,296	2,303
Deferred tax liabilities:
Other	4	19
Deferred income	140	24
Investment in foreign subsidiaries	1,903	1,119
Property and equipment	1,773	5,755
Total deferred tax liabilities	3,820	6,917
Net deferred income tax liability	$2,524	$4,614

Net Deferred Tax Assets and Liabilities

	December 31,
	2015	2014
	(In millions)
Assets:
Deferred tax asset	$—	$(890)
Deferred charges and other	(5)	(17)
Liabilities
Other current liabilities	—	28
Deferred income taxes	2,529	5,493
Net deferred income tax liability	$2,524	$4,614

Summary of Valuation Allowance Against Certain Foreign Net Deferred Tax Assets and State Net Operating Losses

	2015	2014	2013
	(In millions)
Balance at beginning of year	$1,564	$598	$375
State(1)	151	62	30
U.S.	2,159	—	—
Foreign(2)	1,560	1,021	125
Discontinued operations(3)	—	(117)	68
Balance at end of year	$5,434	$1,564	$598

Net Operating Losses

	Amount	Expiration
	(In millions)
Net operating losses:
U.S.	$198	2018 - 2035
State	3,496	Various
Canada	60	2028 - 2035

Schedule of Foreign Tax Credit Carryforward

	Amount	Expiration
	(In millions)
Foreign Tax Credits	$2,090	2025-2026

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

	2015	2014	2013
	(In millions)
Balance at beginning of year	$—	$3	$3
Additions based on tax positions related to the current year	19	—	—
Reductions for tax positions of prior years	—	(3)	—
Balance at end of year	$19	$—	$3

Key Jurisdictions of Company's Earliest Open Tax Years

U.S.	2011
Canada	2011
Egypt	1998
U.K.	2013